Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share amount									8,300,000	5,100,000	5,900,000
Net Income (Loss) Attributable to Common Shareowners
Net income attributable to common shareowners	$ 1,143	$ 1,148	$ 1,900	$ 1,346	$ 686	$ 1,238	$ 2,048	$ 1,297	$ 5,537	$ 5,269	$ 4,552
Basic weighted average number of shares outstanding									854,800,000	800,400,000	790,000,000.0
Stock Awards									9,100,000	9,700,000	9,100,000
Diluted weighted average number of shares outstanding									863,900,000	810,100,000	799,100,000
Earnings Per Share of Common Stock - Basic
Net income attributable to common shareowners	$ 1.33	$ 1.34	$ 2.22	$ 1.58	$ 0.83	$ 1.56	$ 2.59	$ 1.64	$ 6.48	$ 6.58	$ 5.76
Earnings Per Share of Common Stock - Diluted
Net income attributable to common shareowners	$ 1.32	$ 1.33	$ 2.20	$ 1.56	$ 0.83	$ 1.54	$ 2.56	$ 1.62	$ 6.41	$ 6.50	$ 5.70